ACQUISITIONS & DIVESTMENT - Divestment - Contingent Payments (Details) - Sleeping Giant Field in Montana and Russian Creek Area in North Dakota - Disposal Group, Disposed of by Sale, Not Discontinued Operations
$ in Millions
	Dec. 31, 2021 $ / bbl	Nov. 02, 2021 USD ($)
Divestment
Contingent consideration | $		$ 5.0
WTI Oil Price average minimum in 2022 (in dollars per barrel)	65
WTI Oil Price average minimum in 2023 (in dollars per barrel)	60